Francine J. Rosenberger D 202.778.9187 F 202.778.9100 francine.rosenberger@klgates.com

March 25, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

VIA EDGAR

Re:	Forum Funds
File Nos. 002-67052 and 811-3023
Definitive Proxy Statement

Dear Sir or Madam:

On behalf of the Forum Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, is a definitive proxy statement (“Proxy Statement”) to be used in connection with the special meeting of the shareholders of the Brown Advisory Growth Equity Fund; Brown Advisory Value Equity Fund; Brown Advisory Flexible Value Fund; Brown Advisory Small-Cap Growth Fund; Brown Cardinal Small Companies Fund; Brown Advisory Small-Cap Fundamental Value Fund; Brown Advisory Opportunity Fund; Brown Advisory Core International Fund; Brown Advisory Maryland Bond Fund; and Brown Advisory Intermediate Income Fund (collectively, the “Funds”), each a series of the Trust, to be held on April 9, 2010. The Proxy Statement consists of a letter to shareholders, notice of meeting, Shareholder Q&A, proxy statement and form of proxy.  The Proxy Statement has been revised to respond to comments received on the preliminary Proxy Statement filed on March 5, 2010 and to address other matters.

The special meeting will be held to consider the approval of an Agreement and Plan of Reorganization under which all of the assets of each Fund will be transferred to a corresponding series of the Professionally Managed Portfolios.

If you have any questions or comments regarding the foregoing, please call me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger Francine J. Rosenberger

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